Related-Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
NOTE 7. Related-Party Transactions

As of March 31, 2018, an affiliate of GHS holds approximately 40% of the voting interest in Oncolix. An affiliate of GHS is the site for clinical trial activities. Accounts payable to GHS and its affiliates for services were approximately $61,935 at March 31, 2018 and December 31, 2017 and 2016, respectively.

We have engaged a contract manufacturer and clinical research firms and certain of the costs incurred have been paid or will be paid through the issuance of capital stock. See Note 3.

As of December 31, 2017, an affiliate of GHS holds approximately 40% of the voting interest in Oncolix. An affiliate of GHS is the site for clinical trial activities. Accounts payable to GHS and its affiliates for services were approximately $61,935 at December 31, 2017 and 2016, respectively.

We have engaged a contract manufacturer and clinical research firms and certain of the costs incurred have been paid or will be paid through the issuance of capital stock. See Note 3.